Share Capital and Capital Surplus - Changes in Issued Common Stock (Detail) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of classes of share capital [abstract]
Shares issued beginning balance	87,186,835	87,186,835
Shares issued ending balance	87,186,835	87,186,835
Treasury shares beginning balance	(11,171,363)	(7,071,194)
Acquisition of treasury shares	(389,900)	(4,100,169)
Treasury shares ending balance	(11,561,263)	(11,171,363)
Number of outstanding shares beginning balance	76,015,472	80,115,641
Acquisition of treasury shares	(389,900)	(4,100,169)
Number of outstanding shares ending balance	75,625,572	76,015,472